Investments - Realized Gains (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Otti Losses On Securities	$ 36.6	$ 10.9	$ 10.2
Portion Of Otti Losses Recognized In Other Comprehensive Income	0	0.1	0
Net Otti Losses On Securities Recognized In Earnings	(36.6)	(10.8)	(10.2)
Net Realized Capital Gains Losses Excluding Otti Losses On Securities	27.8	119.5	178.1
Realized Investment Gains (Losses)	(8.8)	108.7	167.9
Proceeds On Sales	6,524.8	5,819.2	6,278.3
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Otti Losses On Securities	33.0
Gross Realized Capital Gains	113.9	171.7	265.3
Gross Realized Capital Losses	$ 100.0	$ 17.4	$ 38.5